FIXED ASSETS	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS
NOTE 9– FIXED ASSETS
Fixed assets consist of the following at December 31, 2023 and 2022, in thousand:

	December 31, 2023	December 31, 2022
Machine and equipment	$ 191	$173
Automobiles	102	63
Website development costs	290	49
Computer and office equipment	11	8
Software development costs	437	114
	1,031	407
Less accumulated depreciation	(185)	(59)
	$846	$348
During the years ended December 31, 2023 and 2022, the Company recognized $140 thousand and $112 thousand of depreciation, respectively.